Offerings	Jun. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share to be issued under the Second Amended and Restated ASGN Incorporated 2010 Incentive Award Plan, as amended and restated
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	52.04
Maximum Aggregate Offering Price	$ 182,140,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,885.63
Offering Note	Applies to offering lines 1 and 2. This Registration Statement on Form S-8 registers the issuance of (i) an additional 3,500,000 shares of common stock, par value $0.01 per share ("Common Stock"), of ASGN Incorporated (the "Company") to be issued under the Second Amended and Restated ASGN Incorporated 2010 Incentive Award Plan (the "Award Plan"), as amended by the First Amendment to the Second Amended and Restated ASGN Incorporated 2010 Incentive Award Plan (the "Award Plan Amendment") and (ii) an additional 4,000,000 shares of Common Stock to be issued under the Second Amended and Restated 2010 Employee Stock Purchase Plan (the "ESPP"), as amended by the First Amendment to the Second Amended and Restated 2010 Employee Stock Purchase Plan (the "ESPP Amendment"). The Award Plan Amendment and the ESPP Amendment were adopted by the Company's Board of Directors on April 10, 2025 and approved by the Company's stockholders on June 12, 2025. The offer and sale of shares of Common Stock which have been or may have been issued under the Award Plan and the ESPP have previously been registered pursuant to Registration Statements on Form S-8 (File Nos. 333-168041, 333-189287, and 333-233342). In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement covers any additional number of shares of Common Stock that may from time to time be offered or issued under the Award Plan and the ESPP to prevent dilution resulting from stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plans. Proposed Maximum Offering Price Per Share and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices per share of Common Stock as reported on The New York Stock Exchange on June 13, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share to be issued under the Second Amended and Restated 2010 Employee Stock Purchase Plan, as amended and restated
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	52.04
Maximum Aggregate Offering Price	$ 208,160,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,869.30
Offering Note	See Note 1